CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019		Dec. 31, 2019		Dec. 31, 2018
Revenues:
Revenues		$ 71,245		$ 71,469		$ 289,522		$ 316,126
Gain on sale of businesses		24,086
Costs and Expenses:
Cost of goods sold		9,925		9,743		40,174		54,647
Cemetery expense		17,848		17,247		74,339		78,708
Selling expense		13,049		14,733		59,347		62,538
General and administrative expense		10,316		11,439		44,231		43,081
Corporate overhead		8,501		13,413		51,107		53,281
Depreciation and amortization		2,459		2,757		10,782		11,736
Loss on goodwill impairment						24,862
Total costs and expenses		72,756		80,832		348,157		348,516
Other losses, net						(8,106)		(11,504)
Operating income (loss)		22,575		(9,363)		(66,741)		(43,894)
Interest expense		(12,284)		(13,171)		(48,519)		(30,602)
Loss on debt extinguishment						(8,478)
Income (loss) from continuing operations before income taxes		10,291		(22,534)		(123,738)		(74,496)
Income tax (expense) benefit		(1,288)				(28,204)		1,797
Net income (loss)		$ 9,003		$ (22,534)		(151,942)		(72,699)
Net loss attributable to StoneMor Partners L.P. (predecessor)						$ (151,942)		$ (72,699)
Net income (loss) per common share (basic)		$ 0.10	[1]	$ (0.59)	[1]	$ (3.84)	[2]
Net income (loss) per common share (diluted)		$ 0.10	[1]	$ (0.59)	[1]	$ (3.83)	[2]
Net loss per common share (basic)	[2]							$ (1.92)
Net loss per common share (diluted)	[2]							$ (1.92)
Weighted average number of common shares outstanding - basic		94,472	[3]	38,031	[3]	39,614	[4]
Weighted average number of common shares outstanding - diluted		94,472	[3]	38,031	[3]	39,677	[4]
Weighted average number of limited partner units outstanding - basic				38,031				37,959	[4]
Weighted average number of limited partner units outstanding - diluted				38,031				37,959	[4]
Cemetery
Revenues:
Revenues		$ 58,066		$ 57,910		$ 237,887		$ 261,935
Costs and Expenses:
Depreciation and amortization		1,704		1,962		7,420		8,037
Operating costs and expenses		51,138		53,162		218,091		238,974
Loss on goodwill impairment						24,862
Cemetery | Interments
Revenues:
Revenues		15,954		15,944		67,425		76,902
Cemetery | Merchandise
Revenues:
Revenues		15,166		16,541		64,476		75,412
Cemetery | Services
Revenues:
Revenues		15,560		15,967		65,494		67,278
Cemetery | Investment and other
Revenues:
Revenues		11,386		9,458		40,492		42,343
Funeral Home
Revenues:
Revenues		13,179		13,559		51,635		54,191
Costs and Expenses:
Depreciation and amortization		539		588		2,376		2,744
Operating costs and expenses		10,658		11,500		43,315		44,525
Funeral Home | Merchandise
Revenues:
Revenues		6,568		6,275		23,774		25,652
Costs and Expenses:
Operating costs and expenses		1,776		2,317		7,013		6,579
Funeral Home | Services
Revenues:
Revenues		6,611		7,284		27,861		28,539
Costs and Expenses:
Operating costs and expenses		5,397		5,553		21,659		22,159
Funeral Home | Investment and other
Costs and Expenses:
Operating costs and expenses		$ 3,485		$ 3,630		$ 14,643		$ 15,787

[1]	For the three months ended March 31, 2020, represents net income divided by weighted average number of common shares outstanding and for the three months ended March 31, 2019, represents net loss divided by weighted average number of common limited partner units outstanding.
[2]	For the period prior to the C-Corporation Conversion, represents net loss divided by weighted average number of common limited partner units outstanding and for the period following the C-Corporation Conversion, represents net loss divided by weighted average number of common shares outstanding.
[3]	For the three months ended March 31, 2020, represents weighted average number of common shares outstanding and for the three months ended March 31, 2019, represents weighted average number of common limited partner units outstanding.
[4]	For the period prior to the C-Corporation Conversion, represents weighted average number of common limited partner units outstanding and for the period following the C-Corporation Conversion, represents weighted average number of common shares outstanding.